Note 8 - Contract Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
8.	CONTRACT LIABILITIES

The following table presents changes in the contract liabilities balance:

Balance, January 1, 2018	90,860
Amounts invoiced and revenue deferred as at December 31, 2018	207,073
Recognition of deferred revenue included in the adjusted balance at the beginning of the year	(80,674)
Balance, December 31, 2018	$217,259
Amounts invoiced and revenue deferred as at December 31, 2019	201,779
Recognition of deferred revenue included in year	(226,080)
Balance, December 31, 2019	$192,958